Commitments (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of commitments [abstract]
Summary of the terms of the non-cancellable leases	As at November 30, 2019, the minimum payments required under the terms of non-cancellable leases are as follows .

Less than one year	$680
One to five years	2,944
More than five years	1,153

$4,777